Sector Regulation and Electricity System Operations	12 Months Ended
Dec. 31, 2018
SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS
Disclosure Of Sector Regulations And Electricity System Operations Explanatory

4.    SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS.

a)  Regulatory framework:

The electricity sector is regulated by the General Law of Electrical Services No. 20,018 (Chilean Electricity Law), also known as DFL No. 1 of 1982, of the Ministry of Mining, whose compiled and coordinated text was established in DFL No. 4 issued in 2006 by the Ministry of Economy (the Electricity Law), as well as by an associated Regulation (D.S. No. 327 issued in 1998).

Three government bodies are primarily responsible for enforcing this law: the National Energy Commission (CNE in its Spanish acronym), which has the authority to propose regulated tariffs (node prices) and to draw up indicative plans for the construction of new generating units; the Superintendency of Electricity and Fuels (SEF), which supervises and oversees compliance with the laws, regulations, and technical standards that govern the generation, transmission, and distribution of electricity, as well as liquid fuels, and gas; and the Ministry of Energy, which is responsible for proposing and guiding public policies on energy matters. It also oversees the SEF, the CNE, and the Chilean Commission for Nuclear Energy (CChEN in its Spanish acronym), thus strengthening coordination and allowing for an integrated view of the energy sector. The Ministry of Energy also includes the Agency for Energy Efficiency and the National Center for Innovation and Development of Sustainable Energy (Centro Nacional para la Innovación y Fomento de las Energías Sustentables, or CIFES). The Chilean Electricity Law has also established a Panel of Experts whose main task is to resolve potential discrepancies among the participants in the electricity market, including electricity companies, system operators, regulators, etc.

From a physical point of view, the Chilean power sector is divided into three electrical grids: the Sistema Electrico Nacional (SEN) and two separate medium-size grids in southern Chile, one in Aysén and the other in Magallanes. The SEN was incoroporated in November 2017 through the interconnection of the Sistema Interconectado Central (SIC) and the Sistema Interconectado del Norte Grande (SING). Prior to the interconnection, the SIC was the main electrical grid, running 2,400 km. longitudinally and connecting the country from Taltal in the north, to Quellón on the island of Chiloé in the south. On the other hand, the SING covered the northern part of the country, from Arica down to Coloso, covering a length of about 700 km.

The electricity industry is organized into three business activities: generation, transmission, and distribution, all operating in an interconnected and coordinated manner, and whose main purpose is to supply electrical energy to the market at minimum cost while maintaining the quality and safety service standards required by the electrical regulations. As essential services, the power transmission and distribution businesses are natural monopolies; these segments are regulated as such by the Electricity Law, which requires free access to networks and regulates tariffs.

Under the Chilean Electricity Law, the electricity market coordinates their operations through a centralizing operating agent, the Coordinador Eléctrico Nacional (CISEN), in order to operate the system at minimum cost while maintaining reliable service, and the SEN. The CISEN plans and operates the systems, including the calculation of the so-called “marginal cost,” which is the price assigned to energy transfers among power generating companies.

Consumers are classified according to the size of their demand in regulated or free clients. Regulated customers are those customers who have a connected capacity of less than 5,000 kW. Without prejudice to this, customers with power connected between 500 kW and 5,000 kW may opt for a free or regulated rate regime.

Limits on integration and concentration

Chile has legislation in effect that defends free competition and, together with specific regulations that apply to the electricity market, defines criteria to avoid certain levels of economic concentration and/or abusive market practices. In principle, the regulator allows the participation of companies in different activities (e.g. generation, distribution, and commercialization) as long as there is an adequate separation of each activity, for both accounting and company purposes. Nevertheless, most of the restrictions imposed involve the transmission sector mainly due to its nature and to the need to guarantee adequate access to all agents.

The Chilean Electricity Law establishes limits for participation of generation or distribution companies in the Trunk Transmission Systems, and prohibits participation of Trunk Transmission Systems’ companies in the generation and distribution segment.

a.1  Generation Segment

Generation companies must comply with the operation plan of the CISEN. However, each generation company is free to decide whether to sell its energy to regulated or unregulated customers. Any surplus or deficit between a company’s sales to its customers and its energy supply is sold to, or purchased from, other generators at the spot market price.

A generation company may have the following types of customers:

(i)

Unregulated customers: Those customers, mainly industrial and mining companies, with a connected capacity higher than 5,000 kW. These customers can freely negotiate prices for electrical supply with generators and/or distributors. Those customers with connected capacity between 500 and 5,000 kW have the option to contract energy at prices agreed upon with their suppliers or be subject to regulated prices, with a minimum term of at least four years under each pricing system.

(ii)	Distribution companies that supply power to regulated customers: Participation in public tenders regulated by the CNE for the supply to their unregulated customers through bilateral contracts.
(iii)

Spot market: This represents energy and capacity transactions among generating companies that result from the CISEN’s coordination to keep the system running as economically as possible, where the surpluses (deficits) between a generator’s energy supply and the energy it needs to comply with business commitments are transferred through sales (purchases) to (from) other generators in the CISEN. In the case of energy, transfers are valued at the marginal cost, while node prices for capacity are set every semester by the regulators.

In Chile, the capacity that must be paid to each generator depends on an annual calculation performed by the CISEN to determine the sufficiency capacity of each power plant, which is not the same as the dispatched capacity.

Non-Conventional Renewable Energy

Law No. 20,257 was enacted in April of 2008 to encourage the use of Non-Conventional Renewable Energy (NCRE). The principal aspect of this law is that at least 5% of the energy sold by generation companies to their customers must come from renewable sources between years 2010 and 2014. This requirement progressively increases by 0.5% from 2015 until 2024, when a 10% renewable energy requirement will be reached. This law was amended in 2013 by Law No. 20,698, dubbed the “20/25 law,” as it establishes that by 2025, 20% of energy supplied will be generated by NCRE. It does not change the previous law’s plan for supplying energy under agreements in effect in July 2013.

a.2 Transmission Segment

The transmission segment is comprised of a combination of lines, substations and equipment for the transmission of electricity from the production points (generators) to the centers of consumption or distribution, which do not correspond to distribution facilities. The transmission segment is divided into National Transmission System, Development Poles Transmission System, Zonal Transmission System and Dedicated Transmission System. The International Interconnection Systems, which are governed by special rules, are also part of the transmission segment.

The transmission system is open access, and transmission companies may impose rights of way over the available transmission capacity under non-discriminatory conditions. The fees of the existing facilities of the National and Zonal Transmission Systems is determined through a tariff setting process that is carried out every four years. In that process, the Annual Value of the Transmission is determined, which comprises efficient operation and maintenance costs and the annuity of the investment value, determined on the basis of a discount rate fixed by the authority on a quarterly basis (minimum 7% after tax) and the economic useful life of the facilities.

The planning of the National and Zonal Transmission Systems a regulated and centralized process, in which the CISEN annually issues an expansion plan, which must be approved by the CNE. The expansions of both systems are carried out through open tenders, distinguishing between new projects (with tenders open to any bidder) and expansion of existing facilities projects (participation in the expansion corresponds to the original facilities owners under modification). Both types of tenders are managed by the Coordinator.The bids correspond to the value resulting from the tender, which constitutes the revenues for the first 20 years from the start of operation. As of the year 21, the fees of such transmission facilities are determined as if they were existing facilities.

The current regulations define that the transmission is remunerated by the sum of the tariff revenues and the collection of a single charge for the use of the transmission system. This charge is defined (Ch$ / kWh) by the CNE, on a half-yearly basis.

a.3 Distribution segment

The distribution segment is defined for regulatory purposes as all electricity supplied to end customers at a voltage no higher than 23 kV. Distribution companies operate under a distribution public utility concession regime, with service obligations and regulated tariffs for supplying regulated customers.

Customers are classified based on their demand as regulated and unregulated. Regulated customers are those with connected capacity of more than 5,000 kW. Customers with connected capacity between 500 kW and 5,000 kW can choose either a regulated or an unregulated regime.

Distribution companies can supply both regulated customers, under supply conditions regulated by the Law, and unregulated customers, whose supply conditions are freely negotiated and agreed in bilateral contracts with energy suppliers (generation or distribution companies).

Regarding price regulation, the Law establishes that distribution companies must permanently have available energy supply, on the basis of open, non-discriminatory and transparent public tenders. These bidding processes are managed by the CNE and are carried out at least five years in advance. The result of the process is a “pay as bid” contract, with an extension up to 20 years. In case of unforeseen deviations in the projections of demand, the regulator has the authority to carry out short-term tenders. In addition, a reimbursement mechanism exists allowing supply without contract and regulating corresponding tariffs.

The tariffs are set every four years in order to determine the distribution value added (“VAD”) as a result of model companies cost studies, composed of fixed costs, average energy and capacity losses and standard distribution costs. Both the CNE and the distribution companies grouped by typical areas engage independent consultants for these studies. The VAD is obtained by weighting the results of the study received by the CNE and the companies with a ratio of 2:3 and 1:3, respectively. Based on this result, the CNE structures basic tariffs and verifies that the aggregate profitability of the industry is within the established range of 10% with a margin of ± 4%.

Additionally, every four years a review of services associated with the calculation of VAD is carried out, which do not represent energy supply and which the Free Competition Court qualifies as subject to tariff regulation.

The Chilean distribution tariff model is a consolidated model, which already had eight cycles of tariff settings since the enactment of the General Electric Services Law in 1982.

b)  Regulatory Developments in 2018

CNE 2018  Regulatory Plan

By means of Exempt Resolution No. 20 dated January 12, 2018, in accordance with the provisions of Article 72-19 of the General Electric Services Law, CNE published its Annual Work Plan for the preparation of the technical regulations for 2018. The document defines the general guidelines and the programmatic priorities of the CNE's. Work Plan 2018 and the pending regulatory procedures of the 2017 Plan, the preparation of which will continue being performed during 2018.

CNE 2019 Regulatory Plan

By means of Exempt Resolution No. 790 dated December 10, 2018, in accordance with the provisions of Article 72-19 of the General Electric Services Law, CNE published its Annual Work Plan for the preparation of the technical regulations for 2019. The document defines the general guidelines and the program priorities of the CNE's Regulatory Work Plan 2019 and the pending regulatory procedures of the 2018 Plan, the preparation of which will continue being performed during 2019.

Regulations Published in 2018

Panel of Experts Regulations On January 5, 2018, the Chilean Department of Energy published new Regulations for the Panel of Experts in the Official Gazette. The purpose of these regulations is to establish provisions for the operation, financing and competencies  of the Panel of Experts, as well as the procedures necessary for the proper performance of its functions.

Regulations of the Electrical Coordinator On April 3, 2018, the Chilean Department of Energy approved the Regulations of the Independent Coordinator of the National Electricity System. The purpose of these regulations is to establish provisions for the organization, composition and operation of the Independent Coordinator of the National Electricity System, as well as the procedures necessary for the proper performance of its functions.

Safety Regulations of Complementary Services, Storage and Distribution of Electric Power On June 12, 2018, the Chilean Department of Energy approved the Safety Regulations for Electrical Facilities for the production, transportation, provision of complementary services, storage systems and distribution of electric power.

2017 Expansion Plan - Transmission

On December 29, 2017, the regulator, by means of CNE Exempt Resolution No. 770, issued the Preliminary Technical Report of the 2017 Transmission Expansion Plan. In accordance with the stages included in the law, the persons concerned (duly registered in the citizen participation register) made the responsive observations. Having evaluated the observations, by means of Exempt Resolution No. 163 dated February 27, 2018, the CNE approved the Final Technical Report of the 2017 Annual Transmission Expansion Plan. The persons concerned filed their discrepancies before Panel of Experts in a Public Hearing. Complying with all the stages of the process, on November 8, 2018, the Chilean Department of Energy published the Expansion Plan for 2017, establishing the Expansion Works of the National and Zonal Transmission Systems that must start their Tender process in the next twelve months.

2018 Transmission Expansion Plan

Within the framework of the Annual Transmission Planning process for 2018, the CNE invited all the persons concerned to participate in the stage of submitting proposals for Transmission Expansion projects until April 30, 2018, in accordance with the the provisions of Article 91 of the Electricity Law.  The summons states that the proposals can be submitted no later than April 30, 2018. Following the stages of the process, on November 14, 2018 the CNE published the Preliminary Technical Report that contains the Annual Transmission Expansion Plan for 2018.

Energy Planning 2018-2022

By means of publication in the Official Gazette, dated April 10, 2018, the Chilean Department of Energy approved the Long Term Energy Planning for the period 2018-2020. This is the first energy planning process carried out in accordance with the provisions introduced by Law 20,936. This plan, which is non-binding, must be carried out every 5 years, in accordance with Article 83 of the Electricity Law.

Law No. 21,076 Obligations on Removal and Replacement of Junction and Meter

On February 27, 2018, Law 21,076 was published in the Official Gazette amending the Electricity Law, with the purpose to impose on the distribution company, the obligation to solve the removal and replacement of the junction and meter in the event of desablement of the facilities due to overwhelming force.

The sole article of this Law and its transients indicates that the junction and meter are part of the distribution network and that the ownership would modify to the extent of the change of these facilities, according to the requirements of the electrical network.

Fee estudies in accordance with article 187 of Electric Law

On October 6, 2017, the CNE issues CNE Exempt Resolution No. 560, which approves a unanimous agreement to carry out a New Fees Study in accordance with article 187, final part of the Electricity Law, signed between the CNE and the concessionary companies of public distribution service.

In this context, in December 2017, the CNE requested the distribution companies the investment plans and costs necessary to comply with the Technical Standard of Service Quality for Distribution Systems (approved by CNE Exempt Resolution No. 706, dated December 7, 2017) not recognized in the current electricity supply rates (Supreme Decree No. 11T of 2016 of the Ministry of Energy).

On September 28, 2018, the Ministry of Energy published in the Official Gazette the Decree No. 5T, that updates Decree No. 11T of 2016 of the Ministry of Energy and, therefore, updates the tariffs for the electricity distribution segment. These new pricing conditions would be in force the next tariff fixing process and its issuance initiates the effects of the Technical Standard of Quality of Service for Distribution Systems, indicated in the preceding paragraph.

Law 21.118 - Normative Framework Amendments for Residential Generators

On November 17, 2018, Law 21,118 was published in Official Gazette modifying the Electricity Law in order to encourage the development of residential generators. Among the main changes introduced by this law, the increase in the maximum capacity of residential generation equipment for a mechanism of 100 kW to 300 kW.

c. Tariff Revisions:

c.1  Distribution Tariff Setting

The process of setting tariffs for the four-year period 2016-2020 ended on August 24, 2017 with the publication of the Decree No. 11T in the Official Gazette. This decree established tariff formulas at the distribution level, and was effective as of November 4, 2016.

Decree No. 5T of the Ministry of Energy became effective on September 28, 2018. This decree updated Decree No. 11T of 2016 of the Chilean Department of Energy. Therefore, it updated tariffs for the electricity distribution segment in effect until the next tariff setting.

The tariffs applied in 2017 and 2018 to end customers were determined based on the following decrees and resolutions:

i.

Decree No. 1T published in the Official Gazette on April 2, 2013, set the tariff formulas applicable to regulated customers. Tariffs were retroactively applied with a start date of November 4, 2012 until November 3, 2016.

ii.

Decree No. 11T published in the Official Gazette on August 24, 2017, set the tariff indexation formulas applicable to energy supplies subject to regulated prices. Tariffs were retroactively applied from November 4, 2016.

iii.

Decree No. 5T, which sets tariff formulas applicable to electricity supplies subject to regulated prices listed in Decree No. 11T dated 2016 of the Ministry of Energy, published in the Official Gazette on September 28, 2018 and which is effective from its publication date until November 3, 2020.

iv.

Decree No. 14 published in the Official Gazette on April 9, 2013, set the tariffs and indexation formulas applicable to the subtransmission and additional transmission systems. Tariffs were retroactively applied with a start date of January 1, 2011 until December 31, 2015. Decree 7T, published in the Official Gazette on April 22, 2015, extends its validity until December 31, 2015.

v.

Decree No. 6T, which fixes Annual Value per Tranche of the Zonal and Dedicated Transmission Facilities used by users subject to price regulation, their rates and Indexing formulas for the two-year period 2018-2019, published by the Chilean Department of Energy in the Journal Official on October 5, 2018, which in effect from January 1, 2018 to December 31, 2019.

vi.	Price Decrees

Node Average prices:

On September 1, 2016, the Ministry of Energy published in the Official Gazette, Decree No. 9T, setting the node prices for energy supply as part of Law No. 20,928 on Tariff Equality in relation to the Domestic Generation Acknowledgement, retroactively applied from August 1, 2016.

On October 10, 2017, the Ministry of Energy published in the Official Gazette, Decree No. 12T, setting the node prices for energy supply and the adjustments and surcharges from applying the Residential Rate Equality Mechanism, retroactively applied from January 1, 2017.

On October 10, 2017, the Ministry of Energy published in the Official Gazette Decree No. 3T, setting the node prices for energy supply and the adjustments and surcharges from applying the Residential Rate Equality Mechanism, retroactively applied from July 1, 2017.

The Chilean Department of Energy published Decree No. 12T in the Official Gazette on March 24, 2018. This decree fixed node prices for electricity supplies and set adjustments and surcharges for the application of the Residential Tariff Equality Mechanism, with retroactive effect as of January 1, 2018.

The Chilean Department of Energy published Decree No. 7T in the Official Gazette on September 28, 2018. This decree fixed node prices for electricity supplies and set adjustments and surcharges for the application of the Residential Tariff Equality Mechanism, with retroactiveeffect as of July 1, 2018.

Short-term node prices:

On July 2, 2016, the Ministry of Energy published in the Official Gazette, Decree No. 5T, setting the short-term node prices for energy supply, retroactively applied from May 1, 2016.

On August 26, 2017, the Ministry of Energy published in the Official Gazette, Decree No. 2T, setting short-term node prices for energy supply, retroactively applied from April 1, 2017.

The Chilean Department of Energy published Decree 5T in the Official Gazette on January 25, 2018. This decree fixed node prices for electricity supplies with retroactive effect as of October 1, 2017.

The Chilean Department of Energy published Decree 1T on June 28, 2018. This decree fixed node prices for electricity supplies with retroactive effect as of April 1, 2018

c.2 Setting of Service Tariffs Associated with Distribution

At the end of 2015, the CNE published Exempt Resolution No. 699 that informed, among others, the bases for the "Studies of Costs of Services Associated with the Supply of Distribution Electricity", during the process of setting distribution tariffs 2016-2020.

These bases incorporate five new services, including the "Execution or installation of temporary connections" and the "Rental of temporary connections".

The "Final Report of the Study of Cost of Services Associated with Distribution Electricity Supply" was published on January 20, 2017. Following the established process, Enel Distribución submitted its observations to the study.

Subsequently, by means of Exempt Resolution No. 213 dated April 27, 2017, the CNE approved the Technical Report "Setting of Tariff Formulas for Non-Consistent Services in Energy Supply, Associated with the Distribution of Electricity". Following the stages of the process, Enel Distribución submitted its discrepancies to the Technical Report.

The Chilean Department of Energy published Decree No. 13T in the Official Gazette on July 24, 2018. This decree established prices for Non-Consistent Services in Energy Supplies associated with electricity distribution. These prices have been in force since the publication of the aforementioned decree and they are in effect  to date.

c.3 Subtransmission Tariff Setting

On July 20, 2016, Law No. 20,936 was publish, setting the new regulatory framework for all electric energy transmission systems, making changes to the tariff process in all transmission sector. Also, the sector named “Subtransmission” was renamed to “Zonal Transmission”.

The Zonal Transmission tariffs are set every four years. However, before publishing Law No. 20.936, the tariff period for Substansmission had been extended, as follows:

"

On January 29, 2015, Law No. 20,805 was published in the Official Gazette, which, among other matters, it entitles the Ministry of Energy to extend in one more year the effective date of Decree CNE No. 14 of 2012 (“Decree No.14”), which set the subtransmission tariffs for the 2011 – 2014 period (i.e., such decree would be effective for the 2011 – 2015 period), and also to extend in one more year the effective date of the tariff setting process for the period 2015 – 2018 (i.e., 2016 – 2019).

"

On April 22, 2015, the Ministry of Energy published in the Official Gazette, Decree No. 7T, extending the effective date of the subtransmission tariff decree and expressly stating that the tariffs will be applied beginning on January 1, 2016.

Notwithstanding, in accordance with Article No. 11 of the transitory provisions of Law No. 20,936/2016, the effective date under Decree No. 14 of 2012, was extended to December 31, 2017.

In relation to the 2016 – 2017 tariff period, on December 29, 2016 it was published Exempted Resolution No. 940, which defined the necessary adjustments to Decree No. 14 to extend its effective date for the years 2016 and 2017. The main adjustment is related to exempt generating power plants from payment for using the Zonal Transmission systems. The 2016 – 2019 tariff setting process will continue is progress, and in accordance with Article No. 11 of the transitory provisions of Law No. 20,936, the results will be used for the tariffs to be applied to the 2018 – 2019 period.

On February 10, 2017, the CNE issued Exempted Resolution No. 83, which contained the “Preliminary Technical Report on Determination of the Annual Value of the Zonal Transmission and Dedicated Transmission Systems for the 2018-2019 period”. Enel Distribución, made comments to the report, and the final technical report was issued on March 28, 2017. Following the process steps, Enel Distribución Chile communicated its discrepancies with the final technical report. On May 19, 2017, it was carried out a Public Hearing at which Enel Distribución and other interested parties presented their discrepancies to an Expert Panel.

The Chilean Department of Energy published Decree No. 6T on October 5, 2018. This decree set annual value per tranche of the zonal and dedicated transmission facilities used by users subject to price regulation, their tariffs and indexation formulas for the two-year period 2018-2019.

c.4 Transmission Tariff Setting 2020‑2023

In the framework of the process of Transmission Tariff Setting 2020-2023, the processes of Qualification of Facilities of the Transmission Systems, Setting of Useful Life of the Transmission Facilities and definition of the Technical and Administrative Bases for the Study of Valuation of Transmission Facilities are in progress.

In this context, for the purposes of the Qualification Process of Transmission System Facilities for the period 2020-2023, the Regulator, by means of CNE Exempt Resolution No. 771 (December 29, 2017), issued the preliminary technical report defining which transmission facilities  correspond to each segment (National, Zonal and Dedicated). The persons concerned (duly registered in the citizen participation  register) made observations on this report during the first days of January 2018. Subsequently, the CNE issued the Final Technical Report by means of Exempt Resolution No. 123 dated February 13, 2018. Following the stages established by the regulations, the persons concerned will submit their discrepancies before the Panel of Experts at a public hearing.

In this process, within the framework of the analysis and study of the discrepancies presented, the Panel of Experts requested additional information from the CNE. As a result of this request, the CNE identified inconsistencies in the application of the methodology for the qualification of facilities. Therefore, it started an administrative procedure of invalidation of said process. In this context, on September 4, 2018, the CNE published Exempt Resolution No. 613, by means of which it invalidated the steps already carried out in the referred process, referring it rather   to the publication of the preliminary technical report. Thus, on October 5, 2018, CNE published a new Preliminary Technical Report by means of Exempt Resolution No. 673, which received the observations of the persons concerned registered in the process. Subsequently, on November 21, 2018, the CNE by means of Exempt Resolution No. 761 issued the Final Technical Report on Facilities Qualification of the Transmission Systems for the period 2020-2023. Following the stages of the process, the persons concerned may submit their discrepancies before Panel of Experts.

Also, for the purposes of the process of Setting of Useful Life of the Transmission Facilities, the CNE by means of Exempt Resolution No. 212 of March 15, 2018, issued a Preliminary Report. The persons concerned (duly registered in the citizen participation register) sent the relevant observations and participated in the discrepancy process before the Panel of Experts. On June 5, 2018, the CNE approved the Final Technical Report that determines Useful Lives, by means of Exempt Resolution No. 412.

Finally, for the purposes of the definition of the Technical and Administrative Bases for the Study of Valuation of Transmission Facilities, the CNE published the Technical and Administrative Preliminary Bases by means of Exempt Resolution No. 769 (December 29, 2017). Said document, in general terms, regulates the contracting process of the tariff study and defines the rules for carrying out the tariff study of the entire transmission, defining the tender for two studies: one for National facilities and another for Zonal and Dedicated facilities. In accordance with the stages included in the Law, the persons concerned (duly registered in the citizen participation register) made observations on this document during the first days of January 2018. Subsequently, the CNE issued the Final Technical Report by means of Exempt Resolution No. 124 dated February 13, 2018. Following the stages established by the regulations, the persons concerned submitted their discrepancies before the Panel of Experts at a public hearing. The formalization of the Final Bases is subject to the completion of the aforementioned Facilities Qualification process.

c.5  Energy Tenders

Under the new law for energy tenders, three bidding processes have been carried out: Supply Bidding No. 2015/01, Supply Bidding No. 2015/02 and Supply Tender 2017/01

Supply Bidding No. 2015/02 was launched in June 2015 and finalized in October 2015. The final outcome of the process resulted in three energy blocks awarded for a total of 1.2 GWh per year (100%) at a weighted average price of US$ 79.3 per MWh.

Supply Bidding No. 2015/01 was launched in May 2015 and finalized in July 2016. The final outcome of the process resulted in five energy blocks awarded for a total of 12.4 GWh (100%) to 84 companies at a weighted average price of US$ 47.6 per MWh.

Enel Generación Chile was awarded with 5.9 TWh / year, which represents 47.6% of the total energy awarded.

Supply Bidding No. 2017/01 was launched in January, 2017 and finalized in November 2017. The final outcome of the process resulted in five energy blocks awarded to five companies for a total of 2,200 GWh per year at a weighted average price of US$ 32.5 per MWh.

Enel Generación Chile was awarded with 1.2 TWh per year, which represents 54% of the total energy awarded.